Marketable Securities with Contractual Maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	$ 1,298.5	$ 1,448.9
Gross unrealized gains up to one year	2.1
Gross unrealized losses up to one year	(0.5)	(6.2)
Fair value up to one year	1,300.1	1,442.7
Amortized cost, over one year through five years	2,342.7	2,312.6
Gross unrealized gains, over one year through five years	26.9	1.4
Gross unrealized losses, over one year through five years	(0.8)	(26.7)
Fair value, over one year through five years	2,368.8	2,287.3
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	1,078.3	1,203.3
Gross unrealized gains up to one year	1.8
Gross unrealized losses up to one year	(0.3)	(5.0)
Fair value up to one year	1,079.8	1,198.3
Amortized cost, over one year through five years	1,903.6	1,819.5
Gross unrealized gains, over one year through five years	25.9	1.1
Gross unrealized losses, over one year through five years	(0.4)	(21.6)
Fair value, over one year through five years	1,929.1	1,799.0
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	205.5	231.7
Gross unrealized gains up to one year	0.2
Gross unrealized losses up to one year	(0.2)	(1.2)
Fair value up to one year	205.5	230.5
Amortized cost, over one year through five years	269.8	383.2
Gross unrealized gains, over one year through five years	0.6	0.3
Gross unrealized losses, over one year through five years	(0.4)	(4.2)
Fair value, over one year through five years	270.0	379.3
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost up to one year	14.7	13.9
Gross unrealized gains up to one year	0.1
Fair value up to one year	14.8	13.9
Amortized cost, over one year through five years	169.3	109.9
Gross unrealized gains, over one year through five years	0.4
Gross unrealized losses, over one year through five years		(0.9)
Fair value, over one year through five years	$ 169.7	$ 109.0